SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Segment Information to Consolidated Information

Financial information for each operating segment was as follows for the years ended December 31, 2014, 2015, and 2016:

(in US$ thousands)	Asian online game and service	Cloud service business	Total
2014:
Net revenue from external customers	$8,199	$1,580	$9,779
Loss from operations	$(8,639)	$(1,510)	$(10,149)
Share-based compensation	$93	$7	$100
Impairment loss on property, plant and equipment	$—	$28	$28
Impairment loss on intangible assets	$—	$115	$115
Impairment loss on prepaid licensing and royalty fees	$1,259	$—	$1,259
Interest income	$31	$—	$31
Interest expense	$243	$—	$243
Gain on sales of marketable securities - net	$8,792	$—	$8,792
Foreign exchange gain (loss)	$(306)	$—	$(306)
Gain (loss) on equity method investments - net	$(531)	$—	$(531)
Depreciation	$239	$28	$267
Amortization, including intangible assets	$1,124	$71	$1,195
Income tax expense (benefits)	$(92)	$—	$(92)

(in US$ thousands)	Asian online game and service	Cloud service business	Total
2015:
Net revenue from external customers	$8,545	$1,706	$10,251
Loss from operations	$(12,735)	$(1,240)	$(13,975)
Share-based compensation	$6	$(23)	$(17)
Impairment loss on property, plant and equipment	$—	$60	$60
Impairment loss on intangible assets	$—	$5	$5
Impairment loss on prepaid licensing and royalty fees	$4,187	$—	$4,187
Interest income	$12	$—	$12
Interest expense	$128	$1	$129
Gain on sales of marketable securities - net	$19,939	$—	$19,939
Foreign exchange gain (loss)	$(145)	$—	$(145)
Gain (loss) on equity method investments - net	$(600)	$—	$(600)
Impairment loss on marketable securities and investments	$1,290	$—	$1,290
Depreciation	$233	$40	$273
Amortization, including intangible assets	$212	$32	$244
Income tax expense (benefits)	$(14)	$—	$(14)

(in US$ thousands)	Asian online game and service
2016:
Net revenue from external customers	$8,971
Loss from operations	$(3,924)
Share-based compensation	$3
Impairment loss on property, plant and equipment	$288
Impairment loss on intangible assets	$53
Impairment loss on prepaid licensing and royalty fees	$1,386
Interest income	$2
Interest expense	$0
Gain on sales of marketable securities - net	$0
Foreign exchange gain (loss)	$(174)
Gain (loss) on equity method investments - net	$(1,731)
Impairment loss on marketable securities and investments	$0
Depreciation	$142
Amortization, including intangible assets	$93
Income tax expense (benefits)	$0

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2014	2015	2016
Loss from operations:
Total segments	$(10,149)	$(13,975)	$(3,924)
Adjustment*	(3,324)	(6,020)	(3,206)
Total GigaMedia consolidated	$(13,473)	$(19,995)	$(7,130)
Share-based compensation
Total segments	$100	$(17)	$3
Adjustment*	(79)	82	6
Total GigaMedia consolidated	$21	$65	$9
Impairment loss on property, plant and equipment:
Total segments	$28	$60	$288
Adjustment*	—	—	183
Total GigaMedia consolidated	$28	$60	$471
Impairment loss on intangible assets:
Total segments	$115	$5	$53
Adjustment*	—	—	4
Total GigaMedia consolidated	$115	$5	$57
Impairment loss on prepaid licensing and royalty fees:
Total segments	$1,259	$4,187	$1,386
Adjustment*	—	—	—
Total GigaMedia consolidated	$1,259	$4,187	$1,386
Interest income:
Total segments	$31	$12	$2
Adjustment*	651	321	300
Total GigaMedia consolidated	$682	$333	$302
Interest expense:
Total segments	$243	$129	$—
Adjustment*	—	53	81
Total GigaMedia consolidated	$243	$182	$81
Gain (loss) on sales of marketable securities - net:
Total segments	$8,792	$19,939	$—
Adjustments*	(171)	—	—
Total GigaMedia consolidated	$8,621	$19,939	$—
Foreign exchange gain (loss):
Total segments	$(306)	$(145)	$(174)
Adjustments*	(250)	(252)	(127)
Total GigaMedia consolidated	$(556)	$(397)	$(301)

(in US$ thousands)	2014	2015	2016
Gain (loss) on equity method investments - net:
Total segments	$(531)	$(600)	$(1,731)
Adjustment*	—	—	—
Total GigaMedia consolidated	$(531)	$(600)	$(1,731)
Impairment loss on marketable securities and investments:
Total segments	$—	$1,290	$—
Adjustment*	—	—	—
Total GigaMedia consolidated	$—	$1,290	$—
Depreciation:
Total segments	$267	$273	$142
Adjustments*	39	21	20
Total GigaMedia consolidated	$306	$294	$162
Amortization:
Total segments	$1,195	$244	$93
Adjustments*	16	1	18
Total GigaMedia consolidated	$1,211	$245	$111
Income tax expense (benefit):
Total segments	$(92)	$(14)	$—
Adjustments*	19	(400)	(1,149)
Total GigaMedia consolidated	$(73)	$(414)	$(1,149)

*

Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2014, 2015 and 2016, the compensation related was approximately $1.7 million $1.3 million and $1.6 million, respectively; professional fees was approximately $174 thousand $587 thousand and $612 thousand, respectively. The termination charge of proposed acquisition of $2.0 million in 2015 is also included in the adjustments.

Summary of Revenues From Major Products Line

Revenues from the Company’s major product lines are summarized as follow:

(in US$ thousands)	2014	2015	2016
MahJong and casino casual games	$4,301	$3,113	$2,459
PC massively multiplayer online games	1,908	1,670	1,560
Mobile role playing games	1,914	2,807	4,674
Other games and game related revenues	76	955	278
Cloud computing services	1,580	1,706	—
	$9,779	$10,251	$8,971

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the server location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2014	2015	2016
Taiwan	$7,413	$6,889	$2,664
Hong Kong	2,366	3,362	6,307
	$9,779	$10,251	$8,971

Net Tangible Long-Lived Assets by Geographic Region

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2014	2015	2016
Taiwan	$1,641	$1,320	$7
Hong Kong	22	71	0
	$1,663	$1,391	$7